Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000234047 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Long Credit Bond Index Fund
Class Name	iShares U.S. Long Credit Bond Index Fund
Trading Symbol	BLCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Long Credit Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Credit Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Long Credit Bond Index Fund	(1.08)%	5.87%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Long Credit Index	(0.99)	6.02	1.12

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,171,099,256
Holdings Count | Holding	3,253
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,171,099,256
Number of Portfolio Holdings	3,253
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.2%
Foreign Agency Obligations	5.4%
Municipal Bonds	4.4%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.

C000234048 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Intermediate Credit Bond Index Fund
Class Name	iShares U.S. Intermediate Credit Bond Index Fund
Trading Symbol	BICBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Intermediate Credit Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Credit Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[5],[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Intermediate Credit Bond Index Fund	3.07%	8.36%	4.15%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Intermediate Credit Index	3.08	8.36	4.09

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,279,968,397
Holdings Count | Holding	5,459
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,279,968,397
Number of Portfolio Holdings	5,459
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	89.8%
Foreign Agency Obligations	9.7%
Municipal Bonds	0.5%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.

C000234049 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Long Government Bond Index Fund
Class Name	iShares U.S. Long Government Bond Index Fund
Trading Symbol	BLGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Long Government Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Government Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[8],[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Long Government Bond Index Fund	(0.18)%	6.58%	(4.46)%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Government: Long Index	(0.18)	6.67	(4.54)

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,696,393,127
Holdings Count | Holding	97
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,696,393,127
Number of Portfolio Holdings	97
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	99.1%
U.S. Government Sponsored Agency Securities	0.9%
(a)	Excludes short-term securities.

C000234050 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Intermediate Government Bond Index Fund
Class Name	iShares U.S. Intermediate Government Bond Index Fund
Trading Symbol	BIGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Intermediate Government Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Government Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[11],[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Intermediate Government Bond Index Fund	3.58%	7.94%	2.58%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Government: Intermediate Index	3.52	7.94	2.52

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,502,479,906
Holdings Count | Holding	213
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,502,479,906
Number of Portfolio Holdings	213
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	98.5%
U.S. Government Sponsored Agency Securities	1.4%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.

C000234051 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Securitized Bond Index Fund
Class Name	iShares U.S. Securitized Bond Index Fund
Trading Symbol	BISBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Securitized Bond Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Securitized Bond Index Fund	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[13]
Expense Ratio, Percent	0.00%	[14],[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
iShares U.S. Securitized Bond Index Fund	3.03%	9.04%	1.74%
Bloomberg U.S. Aggregate Bond Index	2.57	8.02	1.87
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index	3.05	8.98	1.73

Performance Inception Date	May 20, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,369,913,998
Holdings Count | Holding	1,776
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,369,913,998
Number of Portfolio Holdings	1,776
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	95.6%
Non-Agency Mortgage-Backed Securities	2.7%
Asset-Backed Securities	1.6%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.

C000253864 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced Roll Yield Index Fund
Class Name	iShares Enhanced Roll Yield Index Fund
Trading Symbol	BERYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Enhanced Roll Yield Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Roll Yield Index Fund	$0(a)(b)	0.00%(c)(d)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[16],[17]
Expense Ratio, Percent	0.00%	[18],[19]
Net Assets	$ 361,170,731
Holdings Count | Holding	177
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$361,170,731
Number of Portfolio Holdings	177
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	67.7%
Certificates of Deposit	19.5%
Commercial Paper	5.2%
Money Market Funds	2.5%
Futures contracts, net cumulative depreciation	(1.6)
Other Assets Less Liabilities	6.7
Ten largest holdings
Security	Percent of Net Assets
U.S. Treasury Bills, 4.30%, 05/06/25	5.5%
U.S. Treasury Bills, 4.46%, 05/29/25	5.5%
U.S. Treasury Bills, 4.14%, 01/22/26	5.4%
U.S. Treasury Bills, 4.41%, 05/08/25	4.1%
U.S. Treasury Bills, 4.36%, 05/01/25	2.8%
U.S. Treasury Bills, 4.33%, 05/15/25	2.8%
U.S. Treasury Bills, 4.32%, 05/27/25	2.8%
U.S. Treasury Bills, 4.32%, 06/12/25	2.8%
U.S. Treasury Bills, 4.33%, 08/07/25	2.7%
U.S. Treasury Bills, 4.36%, 08/21/25	2.7%

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets
U.S. Treasury Bills, 4.30%, 05/06/25	5.5%
U.S. Treasury Bills, 4.46%, 05/29/25	5.5%
U.S. Treasury Bills, 4.14%, 01/22/26	5.4%
U.S. Treasury Bills, 4.41%, 05/08/25	4.1%
U.S. Treasury Bills, 4.36%, 05/01/25	2.8%
U.S. Treasury Bills, 4.33%, 05/15/25	2.8%
U.S. Treasury Bills, 4.32%, 05/27/25	2.8%
U.S. Treasury Bills, 4.32%, 06/12/25	2.8%
U.S. Treasury Bills, 4.33%, 08/07/25	2.7%
U.S. Treasury Bills, 4.36%, 08/21/25	2.7%

[1]	Rounds to less than $1.
[2]	Annualized.
[3]	Rounds to less than 0.01%.
[4]	Rounds to less than $1.
[5]	Annualized.
[6]	Rounds to less than 0.01%.
[7]	Rounds to less than $1.
[8]	Annualized.
[9]	Rounds to less than 0.01%.
[10]	Rounds to less than $1.
[11]	Annualized.
[12]	Rounds to less than 0.01%.
[13]	Rounds to less than $1.
[14]	Annualized.
[15]	Rounds to less than 0.01%.
[16]	Rounds to less than $1.
[17]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[18]	Annualized.
[19]	Rounds to less than 0.01%.